27. EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Employee Benefits
EMPLOYEE BENEFITS

The pension plans granted by the Company cover substantially all employees. The plans are administered by Caixa Beneficente dos Empregados da CSN (‘CBS”), a private non-profit pension fund established in July 1960 which has as members the employees (and former employees) of the Company and some subsidiaries who joined the fund through an agreement, and the employees of CBS itself. The Executive Officers of CBS is formed by a CEO and two other executive officers, all appointed by CSN, which is the main sponsor of CBS. The Decision-Making Board is the higher decision-making and guideline-setting body of CBS, composed by the president and ten members, six chosen by CSN, and four elected by the fund’s participants.

Until December 1995, CBS Previdência administered two defined benefit plans based on years of service, salary and Social Security benefits. On December 27, 1995 the then Private Pension Secretariat (“SPC”) approved the implementation of a new benefit plan, effective beginning that date, called Mixed Supplementary Benefit Plan (‘Mixed Plan”), structured in the form of a variable contribution plan that was discontinued on September 16, 2013. As of that date, all new employees must join the CBSPrev Plan, structured in the defined contribution modality, created also in September 2013.

As of December 31, 2018 CBS had 34,985 participants (35,176 as of December 31, 2017), of whom 20,872 were active contributors (20,734 as of December 31, 2017), 13,454 were retired employees (13,587 as of December 31, 2017), and 659 were related beneficiaries (855 as of December 31, 2017). Out of the total participants as of December 31, 2018, 11,063 belonged to the defined benefit plan, 11,845 to the mixed plan, 1,028 to the CBSPrev Namisa plan, and 11,049 to the CBSPrev plan.

The plan assets of CBS are primarily invested in repurchase agreements (backed by federal government securities), federal government securities indexed to inflation, shares, loans and real estate. As of December 31, 2018, CBS held 37,084,031 common shares of CSN (20,143,031 as of December 31,2017). The total plan assets of the entity amounted to R$5.3 billion as of December 31, 2018 (R$5.1 billion as of December 31, 2017). The administrators of the CBS funds seek to match plan assets with benefit obligations payable on a long-term basis. Pension funds in Brazil are subject to certain restrictions regarding their capacity for investment in foreign assets and, therefore, these funds invest mainly in Brazilian securities.

Plan Assets are all available assets and the benefit plans’ investments, not including the amounts of debts to sponsors.

For the defined benefit plans, called “35% of the average salary” and “average salary supplementation plan”, the Company holds a financial guarantee with CBS Previdência, the entity that administers said plans, to ensure their financial and actuarial balance, in the event of any future actuarial loss or actuarial gain.

As provided for in the prevailing law that governs the pension fund market, for the last 4 years ended (2015, 2016, 2017 and 2018), CSN did not have to pay the installments because the defined benefit plans posted actuarial gains for the period.

27.a) Description of the pension plans

Plan covering 35% of the average salary

This plan began on February 1, 1966 and is a defined benefit plan aimed at paying pensions (for length of service, special situations, disability or old age) on a lifetime basis, equivalent to 35% of the adjusted average of the participant’s salary for the last 12 months. The plan also guarantees sick pay to participants on Official Social Security leaves of absence and further ensures payments of savings fund, funeral allowance and pecuniary aid. This plan was discontinued on October 31, 1977 when took effect the average salary supplementation plan.

Average salary supplementation plan

This plan began on November 1, 1977 and is a defined benefit plan aimed at complementing the difference between the adjusted average of the participant’s salary for the last 12 months and the Official Social Security benefit for retirement, also on a lifetime basis. As in the 35% plan, there is coverage for the benefits of sick pay, death and pension. This plan was discontinued on December 26, 1995 with the creation of the mixed supplementary benefit plan.

Mixed supplementary benefit plan

This plan began on December 27, 1995 and is a variable contribution plan. Besides the scheduled retirement benefit, it also covers the payment of risk benefits (pension paid while the participant is still working, disability compensation and sick/accident pay). Under this plan, the retirement benefit is calculated based on the amount accumulated by the monthly contributions of the participants and sponsors, as well as on each participant’s option for the manner in which they receive them, which can be lifetime (with or without continuity of pension for death) or through a percentage applied to the balance of the benefit-generating fund (loss for indefinite period). After retirement is granted, the plan takes on the characteristics of a defined benefit plan if the participant has chosen to receive his benefit in the form of monthly income for life. This plan was discontinued on September 16, 2013 when the CBS Prev plan became effective.

CBS Prev Plan

The new CBS Prev Plan, which is a defined contribution plan, started on September 16, 2013. Under this plan, the retirement benefit is determined based on the accumulated amount by monthly contributions of participants and sponsors. To receive the benefit, each participant can opt for: (a) receiving part in cash (up to 25%) and the remaining balance through a monthly income through a percentage applied to the benefit-generating fund, not being applicable to death pension benefits, or (b) receive only a monthly income through a percentage applied to the benefit-generating fund.

With the creation of the CBS Prev Plan, the mixed supplementary benefit plan was discontinued for the entry of new participants as from September 16, 2013.

CBSPREV Namisa Plan

It is a Defined Contribution plan with benefits of risks during the activity (projection of the balances in case of disability or death and sickness / accident allowanced). It has been in operation since January 6, 2012, when it was created exclusively for the employees of Nacional Minérios S.A. After the corporate reorganization, which took place in 2016, other Sponsors joined this Plan, among them CSN Mineração S.A.

Under this plan, all the benefits offered are calculated based on the accumulated amount from the monthly contributions of participants and sponsors, and are paid through a percentage applied to the balance of the benefit generating fund. The CBSPREV Namisa Plan is closed since July 2017.

27.b) Investment policy

The investment policy establishes the principles and guidelines that will govern the investments of funds entrusted to the entity, in order to foster the security, liquidity and profitability required to ensure equilibrium between the plan’s assets and liabilities based on an ALM (Asset Liability Management) study that takes into consideration the benefits of participants and beneficiaries for each plan.

The investment plan is reviewed annually and approved by the Decision-Making Board considering a five-year horizon, as established by resolution CGPC 7 of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 3,792/09 published by the National Monetary Council (“CMN”).

27.c) Employee benefits

The actuarial calculations are updated at the end of each annual reporting period by outside actuaries and presented in the financial statements pursuant to IAS19 - Employee Benefits.

				Consolidated
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(99,894)	(111,281)	7,982	41,937
Post-employment healthcare benefits	-	-	897,137	866,784
	(99,894)	(111,281)	905,119	908,721

The reconciliation of employee benefits’ assets and liabilities is as follows:

	12/31/2018	12/31/2017
Present value of defined benefit obligation	3,087,433	3,077,849
Fair value of plan assets	(3,403,906)	(3,305,356)
Deficit(Surplus)	(316,473)	(227,507)
Restriction to actuarial assets due to recovery limitation	224,561	158,163
Liabilities (Assets), net	(91,912)	(69,344)
Liabilities	7,982	41,937
Assets	(99,894)	(111,281)
Net (assets) recognized in the balance sheet	(91,912)	(69,344)

The movement in the present value of the defined benefit obligation during 2018 is as follows:

	12/31/2018	12/31/2017
Present value of obligations at the beginning of the year	3,077,849	2,872,442
Cost of service	1,169	1,285
Interest cost	304,132	322,359
Benefits paid	(280,493)	(284,777)
Actuarial loss/(gain)	(15,224)	166,540
Present value of obligations at the end of the year	3,087,433	3,077,849

The movement in the fair value of the plan assets during 2018 is as follows:

	12/31/2018	12/31/2017
Fair value of plan assets at the beginning of the year	(3,305,356)	(3,193,493)
Interest income	(327,830)	(360,013)
Benefits Paid	280,493	284,777
Return on plan assets (less interest income)	(51,213)	(36,627)
Fair value of plan assets at the end of the year	(3,403,906)	(3,305,356)

The amounts recognized in the income statement for the year ended December 31, 2018, 2017 and 2016 are comprised as follows:

	12/31/2018	12/31/2017	12/31/2016
Cost of current service	1,169	1,285	1,244
Interest cost	304,132	322,359	311,361
Expected return on plan assets	(327,830)	(360,013)	(345,521)
Interest on the asset ceiling effect	16,340	26,843	22,189
	(6,189)	(9,526)	(10,727)
Total unrecognized costs (income) (*)	-	6	7
Total costs / (income) recognized in the income statement	(6,189)	(9,532)	(10,734)
Total costs / (income), net (*)	(6,189)	(9.526)	(10,727)

(*) Effect of the limit of paragraph 58 (b) of IAS19 - Employee Benefits.

The cost/(income) is recognized in the income statement in other operating expenses.

The movement in the actuarial gains and losses in 2018, 2017 and 2016 are as follows:

	12/31/2018	12/31/2017	12/31/2016
Actuarial losses and (gains)	(15,224)	166,540	393,743
Return on plan assets (less interest income)	(51,213)	(36,627)	(427,523)
Change in the asset’s limit (excluding interest income)	50,058	(97,882)	41,796
	(16,379)	32,031	8,016
Actuarial losses and (gains) recognized in other comprehensive income	(16,379)	32,037	8,023
Unrecognized actuarial (gains)	-	(6)	(7)
Total cost of actuarial losses and (gains) (*)	(16,379)	32,031	8,016

(*) Actuarial (gain)/ loss results from the fluctuation in the investments comprised in the CBS’s asset portfolio.

Breakdown of actuarial gains or losses, according paragraph 141 of IAS19:

12/31/2018
Loss due to change in demographic assumptions	(139,813)
Loss due to change in financial assumptions	46,917
Loss due to experience adjustments	77,672
Return on plan assets (less interest income)	(51,213)
Change in asset limit (excluding interest income)	50,058
Actuarial losses and (gains)	(16.379)

The main actuarial assumptions used were as follows:

	12/31/2018	12/31/2017
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 9.69% 35%: 9.60% Supplementation: 9.59%	Millennium Plan: 10.42% 35%: 10.30% Supplementation: 10.32%

Inflation rate	4.75%	5.00%
Nominal salary increase rate	5.80%	6.05%
Nominal benefit increase rate	4.75%	5.00%
Rate of return on investments	Millennium Plan: 9.69%	Millennium Plan: 10.42%
	Plan 35%: 9.60% Supplementation: 9.59%	Plan 35%: 10.30% Supplementation: 10.32%
General mortality table	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.	Millennium Plan, Plans 35% and Supplementation of Average Salary: AT 2000 segregated by gender (10% smoothed)
Disability table	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation.	Millenium plan 5% per annum, zero for plans 35% and Supplementation.
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household composition of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

The assumptions related to the mortality table are based on published statistics and mortality tables. These tables represent an average life expectancy in years of employees who retire at the age of 65, as shown below:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Longevity at age of 65 for current participants
Male	18.00	21.00	18.74	20.45	21.00	21.00
Female	18.00	23.00	22.23	23.02	23.00	23.00

Longevity at age of 65 for current participants who are 40
Male	40.00	43.00	40.60	42.69	43.00	43.00
Female	40.00	47.00	45.37	46.29	47.00	47.00

Allocation of plan assets:

		12/31/2018		12/31/2017
Variable income	141,705	4,16%	50,966	1,54%
Fixed income	3,050,099	89,61%	3,085,783	93,36%
Real estate	52,091	1,53%	44,083	1,33%
Others	160,011	4,70%	124,524	3,77%
Total	3,403,906	100,00%	3,305,356	100,00%

Variable-income assets comprise mainly CSN shares.

Fixed-income assets comprise mostly debentures, Interbank Deposit Certificates (“CDI”) and National Treasury Notes (“NTN-B”).

Real estate refers to buildings appraised by a specialized asset appraisal firm. There are no assets in use by CSN and its subsidiaries.

For the pension plan, the expense as of December 31, 2018 was R$40,199 (R$41,544 and R$ 35,798 as of December 31, 2017 and 2016, respectively).

27.d) Expected contributions

No contributions are expected to be paid to the defined benefit plans in 2018.

For the mixed supplementary benefit plan, contributions in the amount of R$24,923 are forecasted to be paid in 2018 for the portion of defined contribution and R$1,987 for the portion of defined benefit (risk benefit).

27.e) Sensitivity analysis

The quantitative sensitivity analysis regarding the significant assumptions for the pension plans as of December 31, 2018 is as follows:

						12/31/2018
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	409	(458)	1,650	(1,897)	(502)	316
Effect on present value of obligations	(13,281)	15,342	(70,755)	76,222	(50,666)	54,396

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					252	(223)
Effect on present value of obligations					2,028	(1,792)

Assumption: Benefit adjustment
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,439	(1,350)	7,578	(7,079)	5,720	(5,232)
Effect on present value of obligations	14,685	(13,778)	79,305	(74,101)	57,166	(52,366)

Assumption: Mortality table
Sensitivity level	1.0%	-1.0%	1.0%	-1.0%	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(1,052)	1,054	(4,877)	4,845	(1,120)	1,128
Effect on present value of obligations	(10,680)	10,706	(50,807)	50,468	(12,179)	12,165

The forecast benefit payments of the defined benefit plans for future years are as follows:

Payments	2018
Year 1	244,606
Year 2	252,778
Year 3	269,332
Year 4	265,261
Year 5	271,570
Next 5 years	1,436,738
Total forecast payments	2,740,285

27.f) Post-employment health care plan

Refers to a healthcare plan created on December 1, 1996 exclusively for former retired employees, pensioners, those who received an amnesty, war veterans, widows of employees who died as a result of on-the-job accidents and former employees who retired on or before March 20, 1997 and their dependents. Since then, the healthcare plan does not allow the inclusion of new beneficiaries. The plan is sponsored by CSN.

The amounts recognized in the balance sheet were determined as follows:

	12/31/2018	12/31/2017
Present value of obligations	897,137	866,784
Liabilities	897,137	866,784

The reconciliation of the healthcare liabilities is as follows:

	12/31/2018	12/31/2017
Actuarial liability at the beginning of the year	866,784	691,262
Expenses recognized in income for the year	85,748	77,269
Sponsor's contributions transferred in prior year	(71,632)	(72,192)
Recognition of actuarial loss/ (gain)	16,237	170,445
Actuarial liability at the end of the year	897,137	866,784

The actuarial gains and losses recognized in shareholders' equity are as follows:

	12/31/2018	12/31/2017	12/31/2016
Actuarial gain /(loss) on obligation	16,237	170,445	210,257
Gain/(loss) recognized in shareholders' equity	16,237	170,445	210,257

The weighted average life expectancy based on the mortality table used to determined actuarial obligations is as follows:

	12/31/2018	12/31/2017
Longevity at age of 65 for current participants
Male	19.55	19.55
Female	22.17	22.17

Longevity at age of 65 for current participants who are 40
Male	41.59	41.59
Female	45.30	45.30

The actuarial assumptions used for calculating post-employment healthcare were:

	12/31/2018	12/31/2017
Biometric and Demographic
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender

Financial
Actuarial nominal discount rate	9.62%	10.34%
Inflation	4.75%	5.00%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real a.a.	0.5% - 3.00% real a.a.
Nominal increase medical costs growth rate	8.15%	8.41%
Average medical cost (Claim cost)	1,054.65	1,001.69

27.g) Sensitivity analysis

The quantitative sensitivity analysis regarding the significant assumptions for the post-employment healthcare plans as of December 31, 2018 is as follows:

		12/31/2018
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	909	(992)
Effect on present value of obligations	(35,530)	38,727

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	8,091	(6,925)
Effect on present value of obligations	84,560	(72,369)

	Assumption: Mortality table
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(2,161)	2,148
Effect on present value of obligations	(22,582)	22,451

The forecast benefit payments of the postemployment healthcare plans for future years are as follows:

Forecast benefit payments	2018
Year 1	78,100
Year 2	80,787
Year 3	83,232
Year 4	85,386
Year 5	87,224
Next 5 years	450,767
Total forecast payments	865,496